PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)

Voya Small Company Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.2%
Communication Services : 2.6%
33,813
(1)
Grindr, Inc.
$ 620,469
0.4
49,826
(1)
Magnite, Inc.
785,756
0.5
101,700
(1)
Vimeo, Inc.
599,013
0.4
22,327
(1)
Yelp, Inc.
766,039
0.5
103,164
(1)
ZipRecruiter, Inc.
- Class A
577,719
0.4
62,214
(1)
ZoomInfo
Technologies, Inc.
725,415
0.4
4,074,411
2.6
Consumer Discretionary : 5.2%
58,118
Arko Corp.
262,112
0.2
20,645  Atmus Filtration
Technologies, Inc.
821,671
0.5
249,041
(1)
GrowGeneration Corp.
283,907
0.2
13,364
H&R Block, Inc.
728,472
0.5
4,918  Monarch Casino &
Resort, Inc.
450,390
0.3
26,256  Red Rock Resorts, Inc.
- Class A
1,312,012
0.8
49,508
(1)
Sonos, Inc.
654,496
0.4
32,422
Steven Madden Ltd.
1,063,117
0.7
40,674  Super Group SGHC
Ltd.
305,462
0.2
33,041
(1)
Tri Pointe Homes, Inc.
1,046,078
0.6
81,767
(1)
Udemy, Inc.
788,234
0.5
71,454
(1)(2)
Under Armour, Inc.
- Class A
486,602
0.3
8,202,553
5.2
Consumer Staples : 0.6%
61,629
Dole PLC
901,632
0.6
Energy : 2.6%
162,819
(1)
Clean Energy Fuels
Corp.
332,151
0.2
40,766  Excelerate Energy, Inc.
- Class A
1,250,701
0.8
30,047
HighPeak Energy, Inc.
388,207
0.3
67,653
Murphy Oil Corp.
1,792,128
1.1
42,837
SFL Corp. Ltd.
386,818
0.2
4,150,005
2.6
Financials : 21.5%
37,769
Arrow Financial Corp.
1,020,896
0.6
71,368
BCB Bancorp, Inc.
722,958
0.5
34,003  Berkshire Hills
Bancorp, Inc.
968,745
0.6
106,044  BGC Group, Inc.
- Class A
1,049,836
0.7
54,075
(2)
Blackstone Mortgage
Trust, Inc. - Class A
1,123,679
0.7
16,539  CNO Financial Group,
Inc.
689,511
0.4
48,730  ConnectOne Bancorp,
Inc.
1,244,077
0.8
83,774  Eastern Bankshares,
Inc.
1,498,717
0.9
55,968  Farmers National Banc
Corp.
810,976
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
117,877  First BanCorp/Puerto
Rico
$ 2,295,065
1.5
61,649
Fulton Financial Corp.
1,221,883
0.8
118,278
(1)
Genworth Financial,
Inc. - Class A
822,032
0.5
33,337  Hancock Whitney
Corp.
1,904,543
1.2
29,716
Hilltop Holdings, Inc.
950,615
0.6
42,147
Hope Bancorp, Inc.
460,245
0.3
41,035  KKR Real Estate
Finance Trust, Inc.
455,078
0.3
86,402
Ladder Capital Corp.
1,025,592
0.7
138,018
(1)
Marqeta, Inc. - Class A
576,915
0.4
63,635
MFA Financial, Inc.
677,076
0.4
12,980
NBT Bancorp, Inc.
619,795
0.4
16,467
Origin Bancorp, Inc.
637,602
0.4
33,443
(1)
Oscar Health, Inc.
- Class A
488,602
0.3
55,464  Pacific Premier
Bancorp, Inc.
1,325,035
0.8
107,572
(1)
Pagseguro Digital Ltd.
- Class A
791,730
0.5
96,355
(1)
Payoneer Global, Inc.
823,835
0.5
71,558
(1)
ProAssurance Corp.
1,119,167
0.7
91,489
Ready Capital Corp.
634,019
0.4
139,432
Redwood Trust, Inc.
931,406
0.6
23,254
Renasant Corp.
841,795
0.5
35,062  Simmons First National
Corp. - Class A
770,312
0.5
59,819
(1)
StoneCo Ltd. - Class A
553,326
0.4
31,370  United Community
Banks, Inc.
1,011,055
0.6
94,028  Valley National
Bancorp
925,236
0.6
28,314  Victory Capital
Holdings, Inc. - Class A
1,813,229
1.1
57,904
WisdomTree, Inc.
528,084
0.3
60,316
XP, Inc. - Class A
853,471
0.5
34,186,138
21.5
Health Care : 12.5%
63,758
(1)
ADMA Biologics, Inc.
1,044,994
0.7
24,380
(1)
Alignment Healthcare,
Inc.
382,522
0.2
106,090
(1)
Amicus Therapeutics,
Inc.
1,006,794
0.6
49,525
(1)
Avanos Medical, Inc.
745,351
0.5
104,665
(1)
BioCryst
Pharmaceuticals, Inc.
901,166
0.6
15,637
Bio-Techne Corp.
965,585
0.6
26,149
(1)
BrightSpring Health
Services, Inc.
504,153
0.3
16,989
Bruker Corp.
802,221
0.5
377,260
(1)
Cerus Corp.
622,479
0.4
28,052
(1)
Fortrea Holdings, Inc.
388,520
0.2
17,621
(1)
Guardant Health, Inc.
749,774
0.5
8,910
(1)
HealthEquity, Inc.
977,962
0.6
7,498
(1)
Hims & Hers Health,
Inc.
338,085
0.2
92,696
(1)
MannKind Corp.
494,997
0.3

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Small Company Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
83,070
(1)
Maravai LifeSciences
Holdings, Inc. - Class A
$ 267,485
0.2
360,180
(1)(2)
OPKO Health, Inc.
626,713
0.4
40,165
(1)
Option Care Health,
Inc.
1,345,527
0.8
21,910
(1)
Orthofix Medical, Inc.
380,796
0.2
28,191
(1)
Phreesia, Inc.
748,189
0.5
29,712
(1)
Privia Health Group,
Inc.
741,909
0.5
19,017
(1)
PTC Therapeutics, Inc.
1,050,879
0.7
25,521
QIAGEN NV
980,006
0.6
91,619
(1)
Relay Therapeutics,
Inc.
312,421
0.2
13,408
(1)
Rhythm
Pharmaceuticals, Inc.
736,233
0.5
15,724
(1)
Rigel Pharmaceuticals,
Inc.
362,595
0.2
38,841  Select Medical
Holdings Corp.
706,518
0.4
23,514
(1)
Surgery Partners, Inc.
566,217
0.4
16,766
(1)
Tandem Diabetes
Care, Inc.
371,199
0.2
25,125
(1)
Teladoc Health, Inc.
240,195
0.2
21,928
(1)
Travere Therapeutics,
Inc.
469,259
0.3
19,830,744
12.5
Industrials : 19.9%
7,835  Albany International
Corp. - Class A
599,926
0.4
14,227  Allison Transmission
Holdings, Inc.
1,447,597
0.9
14,465  Apogee Enterprises,
Inc.
693,452
0.4
7,846  Applied Industrial
Technologies, Inc.
1,966,051
1.2
8,714  Armstrong World
Industries, Inc.
1,338,993
0.8
12,773
(1)
ASGN, Inc.
860,645
0.5
13,544
Cadre Holdings, Inc.
455,349
0.3
16,561  Columbus McKinnon
Corp.
288,658
0.2
68,760
(1)
CoreCivic, Inc.
1,289,938
0.8
31,303  Enerpac Tool Group
Corp.
1,448,390
0.9
15,576
Federal Signal Corp.
1,266,017
0.8
27,771
(1)
First Advantage Corp.
415,454
0.3
17,973
Flowserve Corp.
989,234
0.6
8,912  Franklin Electric Co.,
Inc.
910,361
0.6
35,460
(1)
GEO Group, Inc.
970,186
0.6
13,537
Insperity, Inc.
1,190,850
0.8
31,915
Kennametal, Inc.
706,279
0.4
73,993
(1)
Legalzoom.com, Inc.
751,769
0.5
5,200  Lincoln Electric
Holdings, Inc.
1,074,788
0.7
114,268
(1)
Manitowoc Co., Inc.
1,182,674
0.7
29,732
Marten Transport Ltd.
437,655
0.3
36,727  MDU Resources
Group, Inc.
633,541
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
97,639  Mueller Water
Products, Inc. - Class A
$ 2,515,181
1.6
56,227
(1)
NOW, Inc.
898,507
0.6
36,848
nVent Electric PLC
2,223,408
1.4
12,997
Pentair PLC
1,224,317
0.8
43,877
REV Group, Inc.
1,338,249
0.8
46,616
Shyft Group, Inc.
467,092
0.3
9,557  Watts Water
Technologies, Inc.
- Class A
2,050,741
1.3
31,635,302
19.9
Information Technology : 17.7%
188,687
(1)
8x8, Inc.
471,718
0.3
56,095
A10 Networks, Inc.
1,166,215
0.7
35,227
(1)
ACI Worldwide, Inc.
2,020,268
1.3
12,099
(1)
Alpha & Omega
Semiconductor Ltd.
366,358
0.2
72,405
(1)
AvePoint, Inc.
1,081,731
0.7
63,362
(1)
Box, Inc. - Class A
2,071,937
1.3
43,050
(1)
Clearwater Analytics
Holdings, Inc. - Class A
1,338,855
0.8
53,396
(1)
Cohu, Inc.
1,049,765
0.7
9,347
(1)
Credo Technology
Group Holding Ltd.
515,767
0.3
14,049  CSG Systems
International, Inc.
903,351
0.6
21,274
CTS Corp.
950,097
0.6
25,978
(1)
Dropbox, Inc. - Class A
674,908
0.4
46,617
(1)
ExlService Holdings,
Inc.
2,258,594
1.4
17,562
(1)(2)
Ingram Micro Holding
Corp.
378,637
0.2
16,412
(1)
Intapp, Inc.
1,082,536
0.7
41,962
(1)
Knowles Corp.
696,150
0.4
3,355
Littelfuse, Inc.
778,729
0.5
34,847
(1)
MaxLinear, Inc.
509,115
0.3
8,892
(1)
Nutanix, Inc. - Class A
683,706
0.4
30,334
(1)
PagerDuty, Inc.
537,519
0.3
40,682
(1)
Photronics, Inc.
847,813
0.5
16,558
(1)
Pure Storage, Inc.
- Class A
868,798
0.6
20,489
(1)
Rambus, Inc.
1,145,130
0.7
186,741
(1)
Sabre Corp.
771,240
0.5
22,491  Sapiens International
Corp. NV
620,302
0.4
106,620
(1)
Sprinklr, Inc. - Class A
903,071
0.6
31,967
(1)
Verint Systems, Inc.
721,495
0.5
22,790
(1)
Vertex, Inc. - Class A
735,889
0.5
48,852
(1)
Viavi Solutions, Inc.
546,165
0.3
106,352
(1)
Yext, Inc.
723,194
0.5
46,664
(1)
Zeta Global Holdings
Corp. - Class A
803,087
0.5
28,222,140
17.7
Materials : 3.7%
5,279
Balchem Corp.
918,704
0.6
118,178
(1)
Cleveland-Cliffs, Inc.
1,281,049
0.8
85,484
Element Solutions, Inc.
2,231,987
1.4
5,214
Innospec, Inc.
539,180
0.3

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Small Company Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
75,568
(1)
Rayonier Advanced
Materials, Inc.
$ 581,874
0.4
39,876
Tronox Holdings PLC
309,438
0.2
5,862,232
3.7
Real Estate : 9.3%
105,884
Acadia Realty Trust
2,441,685
1.5
115,501  Apartment Investment
and Management Co.
- Class A
1,045,284
0.7
36,067  Broadstone Net Lease,
Inc.
607,729
0.4
28,937
CareTrust REIT, Inc.
748,600
0.5
106,129  DiamondRock
Hospitality Co.
873,442
0.5
26,137  Essential Properties
Realty Trust, Inc.
855,203
0.5
18,120  First Industrial Realty
Trust, Inc.
1,034,290
0.7
45,242
Gladstone Land Corp.
518,473
0.3
208,305  Hudson Pacific
Properties, Inc.
683,240
0.4
27,036
Kimco Realty Corp.
597,496
0.4
138,938  Medical Properties
Trust, Inc.
819,734
0.5
36,294  National Storage
Affiliates Trust
1,401,674
0.9
34,367
Peakstone Realty Trust
389,722
0.2
24,377  Plymouth Industrial
REIT, Inc.
422,697
0.3
61,130
(1)(2)
Redfin Corp.
407,737
0.3
40,149  Sabra Health Care
REIT, Inc.
666,875
0.4
100,648  Summit Hotel
Properties, Inc.
651,193
0.4
17,687  Tanger Factory Outlet
Centers, Inc.
627,004
0.4
14,792,078
9.3
Utilities : 2.6%
36,195
Avista Corp.
1,446,714
0.9
101,818
(1)
Hawaiian Electric
Industries, Inc.
1,114,907
0.7
11,903  Northwest Natural
Holding Co.
486,595
0.3
7,964  Portland General
Electric Co.
357,026
0.2
10,678
Spire, Inc.
820,711
0.5
4,225,953
2.6
Total Common Stock
(Cost $173,269,937)
156,083,188
98.2
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.5%
10,808
(2)
iShares Russell 2000
ETF
$ 2,319,937
1.5
Total Exchange-Traded
Funds
(Cost $2,436,148)
2,319,937
1.5
Total Long-Term
Investments
(Cost $175,706,085)
158,403,125
99.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.6%
Repurchase Agreements : 3.2%
1,110,581
(3)
Citadel Securities
LLC, Repurchase
Agreement dated
02/28/2025, 4.440%,
due 03/03/2025
(Repurchase
Amount $1,110,986,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.250%, Market Value
plus accrued interest
$1,133,212, due
05/15/25-05/15/39)
1,110,581
0.7
569,877
(3)
Citigroup Global
Markets, Inc.,
Repurchase
Agreement dated
02/28/2025, 4.360%,
due 03/03/2025
(Repurchase
Amount $570,081,
collateralized
by various U.S.
Government
Securities, 4.625%-
4.875%, Market
Value plus accrued
interest $581,275, due
04/30/26-02/15/35)
569,877
0.3

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Small Company Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,233,979
(3)
Natwest Markets
Securities, Inc.,
Repurchase
Agreement dated
02/28/2025, 4.360%,
due 03/03/2025
(Repurchase
Amount $1,234,421,
collateralized
by various U.S.
Government
Securities, 1.250%-
4.625%, Market Value
plus accrued interest
$1,258,659, due
06/30/25-05/15/32)
$ 1,233,979
0.8
1,076,376
(3)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
02/28/2025, 4.360%,
due 03/03/2025
(Repurchase
Amount $1,076,762,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
8.000%, Market Value
plus accrued interest
$1,097,904, due
03/13/25-11/15/59)
1,076,376
0.7
1,172,280
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
02/28/2025, 4.480%,
due 03/03/2025
(Repurchase
Amount $1,172,712,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$1,193,156, due
04/15/26-02/15/53)
1,172,280
0.7
Total Repurchase
Agreements
(Cost $5,163,093)
5,163,093
3.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.4%
629,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.290%
(Cost $629,000) $ 629,000 0.4
Total Short-Term
Investments
(Cost $5,792,093)
$ 5,792,093
3.6
Total Investments in
Securities
(Cost $181,498,178) $ 164,195,218 103.3
Liabilities in Excess
of Other Assets (5,251,205) (3.3)
Net Assets $ 158,944,013 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of February 28, 2025.

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Small Company Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Common Stock* $ 156,083,188 $ — $ — $ 156,083,188
Exchange-Traded Funds 2,319,937 — — 2,319,937
Short-Term Investments 629,000 5,163,093 — 5,792,093
Total Investments, at fair value $ 159,032,125 $ 5,163,093 $ — $ 164,195,218
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 6,844,970
Gross Unrealized Depreciation (24,147,930)
Net Unrealized Depreciation $ (17,302,960)